Income Taxes - Summary of loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Domestic					$ (258,167)	$ (68,293)	$ (53,179)
Foreign					0	0	0
Loss before taxes	$ (82,303)	$ (31,297)	$ (168,016)	$ (190,269)	$ (258,167)	$ (68,293)	$ (53,179)